Segment Financial Information - Supplemental Geographic Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of operating segments [line items]
Domestic sales	$ 44,340,898	$ 877,360,038	$ 670,000,473	$ 746,235,912
Total export sales	25,701,057	508,539,112	395,118,117	407,214,445
Services income	562,528	11,130,569	8,974,642	8,310,035
Total sales	$ 70,604,483	1,397,029,719	1,074,093,232	1,161,760,392
UNITED STATES
Disclosure of operating segments [line items]
Total export sales		302,912,999	221,954,461	266,826,499
Canada, Central and South America [member]
Disclosure of operating segments [line items]
Total export sales		13,943,080	14,058,897	11,027,813
Europe [member]
Disclosure of operating segments [line items]
Total export sales		71,470,613	64,348,997	58,707,787
Other [member]
Disclosure of operating segments [line items]
Total export sales		$ 120,212,420	$ 94,755,762	$ 70,652,346